RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

25.  RELATED PARTY TRANSACTIONS

Compensation of key management personnel

Key management personnel comprise members of the Board of Directors and key senior managers of the Corporation and its main subsidiaries. Their compensation is as follows:

	2020	2019	2018
Salaries and short-term benefits	$5.6	$6.1	$5.6
Share-based compensation	1.2	3.9	2.3
Other long-term benefits	0.3	0.3	1.8
	$7.1	$10.3	$9.7

Operating transactions

During the years ended December 31, 2020, 2019 and 2018, the Corporation incurred expenses with affiliated corporations, which are included in purchase of goods and services. The Corporation also made sales to affiliated corporations.  These transactions were accounted for at the consideration agreed between the parties.

	2020	2019	2018
Ultimate parent and parent corporation
Revenues	$0.4	$0.5	$0.6
Purchase of goods and services	9.6	9.9	9.4
Operating expenses recovered	(1.4)	(2.6)	(0.4)

Corporations under common control
Revenues	4.9	5.5	5.0
Purchase of goods and services	95.7	123.2	105.5
Operating expenses recovered	1.4	(3.0)	(1.2)

Management arrangements

The Corporation pays annual management fees to the parent corporation for services rendered to the Corporation, including internal audit, legal and corporate, financial planning and treasury, tax, real estate, human resources, risk management, public relations and other services. Management fees amounted to $41.0 million in 2020 ($50.0 million in 2019 and $53.0 million in 2018). In addition, the parent corporation is entitled to the reimbursement of out-of-pocket expenses incurred in connection with the services provided under the agreement. These transactions were accounted for at the consideration agreed between the parties.

Accounts receivable from affiliated corporations

	2020	2019
Ultimate parent and parent corporation
Accounts receivable	$2.8	$1.9
Dividends receivable	5.0	5.0
Interest receivable	2.4	2.3

Corporations under common control
Accounts receivable	2.5	4.5
	$12.7	$13.7

Accounts payable to affiliated corporations

	2020	2019
Ultimate parent and parent corporation
Accounts payable	$33.9	$21.1
Interest payable	5.0	5.0

Corporations under common control
Accounts payable	29.0	40.4
	$67.9	66.5